UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, DC 20549

                              Form 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   307 South Main Street
           Suite 302
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

                                     Elkhart, IN             November 11, 2003
   --------------------------     ------------------      --------------------
           [Signature]              [City, State]                 [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     28 items

Form 13F Information Table Value Total:     $316,201.00 (in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                                     Form 13F Information Table

                            Title
                            of                 Value      Shrs or     SH/   Put/   Invstmt  Other          Voting authority
Name of Issuer              Class  CUSIP       (x$1000)   prn amt     PRN   Call   Dscretn  managers   Sole       Shared  None

AMERICAN EXPRESS CO.        COM    025816109    1,480        32,850                Sole                   32,850
BERKSHIRE HATHAWAY - B      COM    084670207   21,618         8,661                Sole                    8,485             176
CLEAR CHANNEL
  COMMUNICATIONS, INC.      COM    184502102      276         7,200                Sole                    7,200
DOLLAR GENERAL              COM    256669102   56,047     2,802,345                Sole                2,743,015          59,330
DOVER CORP.                 COM    260003108   38,369     1,084,800                Sole                1,061,930          22,870
EMMIS COMM.CL A             COM    291525103   35,459     1,751,937                Sole                1,725,892          26,045
FRANKLIN ELECTRIC           COM    353514102      217         3,900                Sole                    3,900
GENERAL ELECTRIC            COM    369604103      534        17,900                Sole                   17,900
HON INDUSTRIES              COM    438092108   25,388       686,910                Sole                  669,325          17,585
INTEL CORP.                 COM    458140100      680        24,700                Sole                   24,700
JOHNSON & JOHNSON           COM    478160104      379         7,650                Sole                    7,650
KEYCORP                     COM    493267108      229         8,946                Sole                    3,719           5,227
LAMAR ADV.                  COM    512815101   37,133     1,260,445                Sole                1,243,625          16,820
LEGGETT AND PLATT           COM    524660107   29,086     1,344,685                Sole                1,321,450          23,235
MCDONALD'S CORP.            COM    580135101   26,086     1,108,175                Sole                1,087,770          20,405
MERCK & CO.                 COM    589331107      405         8,000                Sole                    8,000
MERCURY GENERAL             COM    589400100   12,755       284,840                Sole                  281,360           3,480
MICROSOFT CORP.             COM    594918104      745        26,800                Sole                   26,800
MUELLER INDUSTRIES, INC.    COM    624756102      271        10,654                Sole                   10,654
PEPSICO, INC.               COM    713448108      449         9,800                Sole                    9,800
SKYLINE CORPORATION         COM    830830105      349        10,900                Sole                   10,900
ST. JOSEPH CAPITAL
  CORPORATION               COM    790595102    1,180        70,750                Sole                   64,750           6,000
STARCRAFT CORP.             COM    855269106      638        18,900                Sole                   18,900
THOR INDUSTRIES             COM    885160101      308         5,705                Sole                    5,705
TORCHMARK                   COM    891027104      244         6,000                Sole                        0           6,000
WALT DISNEY                 COM    254687106   24,881     1,233,575                Sole                1,206,850          26,725
WELLS FARGO & CO            COM    949746101      649        12,600                Sole                    4,600           8,000
WYETH                       COM    983024100      346         7,500                Sole                    5,900           1,600